Employee Benefit Plans and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Employee Benefit Plans and Other Postretirement Benefits
13. Employee Benefit Plans and Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans
H-D
sponsors a qualified pension plan and a postretirement healthcare plan which cover certain eligible Company employees and retirees. These defined benefit plans include both Company eligible employees and other employees of
H-D
(“Shared” plans) and are accounted for as multiemployer benefit plans and the related net benefit plan assets and obligations are not included in the Company’s Consolidated balance sheets. Prior to the Separation and Business Combination, a portion of the related net periodic benefit plan cost has been allocated to the Company based on an estimated cost per plan participant and allocations of corporate and other shared functional personnel. The Company recorded expense of $45 thousand, income of $11 thousand, and expense of $123 thousand for the years ended December 31, 2022, 2021 and 2020, respectively, for the Company’s allocation of net periodic pension and healthcare plan costs related to the Company’s employees. In 2021, the allocation of net periodic pension costs includes a curtailment gain recorded in connection with
H-D’s
decision to cease benefit accruals for salaried employees after December 31, 2022. The Company is not required to make any contributions to the plans sponsored by
H-D.
Subsequent to the Business Combination, the Company does not have any expense allocation related to
H-D’s
qualified pension plan and a postretirement healthcare plan.

Defined Contribution Plans
On March 1, 2022, the Company established a LiveWire 401(k) plan for the benefit of the Company’s employees. In connection with the establishment of the LiveWire 401(k) plan,
H-D
made all employer contributions to its 401(k) plan on behalf of the Company’s employees, prorated for the portion of the plan year ending March 1, 2022. Upon establishment of the LiveWire 401(k) plan, each of the Company’s employees then-participating in
H-D’s
401(k) plan became fully vested in his or her account balance under
H-D’s
401(k) plan and their account balances under
H-D’s
401(k) plan were transferred to the LiveWire 401(k) plan.
The Company expensed $2,143 thousand, $903 thousand and $674 thousand for the years ended December 31, 2022, 2021 and 2020, respectively, related to defined contribution benefits plans contributions.